LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Incurred and Paid Claims Development (Details) $ in Millions	Dec. 31, 2024 USD ($) Claim	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Claims Development [Line Items]
IBNR & Expected Development on Reported Losses	$ 7	$ 4
Net unpaid claims balance, beginning – short-duration	4,356	4,041	$ 1,264	$ 1,215
Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,881
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,683
All outstanding liabilities before 2015, net of reinsurance	0
Net unpaid claims balance, beginning – short-duration	$ 198
Year 1	80.70%
Year 2	15.90%
Year 3	1.50%
Year 4	0.80%
Year 5	0.40%
Year 6	0.10%
Year 7	0.10%
Year 8	0.10%
Year 9	0.00%
Year 10	0.60%
Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 7,488
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,210
All outstanding liabilities before 2015, net of reinsurance	78
Net unpaid claims balance, beginning – short-duration	$ 2,356
Year 1	24.10%
Year 2	15.60%
Year 3	10.50%
Year 4	10.20%
Year 5	10.60%
Year 6	6.80%
Year 7	6.50%
Year 8	4.40%
Year 9	3.50%
Year 10	2.90%
Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,131
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	816
All outstanding liabilities before 2015, net of reinsurance	(6)
Net unpaid claims balance, beginning – short-duration	$ 309
Year 1	30.40%
Year 2	24.30%
Year 3	14.20%
Year 4	8.50%
Year 5	8.10%
Year 6	5.10%
Year 7	3.10%
Year 8	2.00%
Year 9	1.40%
Year 10	0.90%
Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,233
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,136
All outstanding liabilities before 2015, net of reinsurance	169
Net unpaid claims balance, beginning – short-duration	$ 1,266
Year 1	15.00%
Year 2	18.00%
Year 3	14.80%
Year 4	13.10%
Year 5	11.10%
Year 6	8.80%
Year 7	5.40%
Year 8	3.90%
Year 9	2.80%
Year 10	2.00%
2015 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 322	322	322	322	$ 322	$ 322	$ 323	$ 323	$ 324	$ 328
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	77,339
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 322	322	322	322	322	321	321	318	313	269
2015 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	588	571	546	600	586	578	587	579	585	590
IBNR & Expected Development on Reported Losses	$ 17
Cumulative Number of Reported Claims | Claim	70,579
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 555	551	548	532	506	474	425	358	264	148
2015 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	45	45	45	48	47	48	48	46	51	49
IBNR & Expected Development on Reported Losses	$ (1)
Cumulative Number of Reported Claims | Claim	3,354
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 46	45	45	46	46	45	43	37	32	19
2015 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	390	392	393	420	412	409	397	399	404	402
IBNR & Expected Development on Reported Losses	$ 1
Cumulative Number of Reported Claims | Claim	21,158
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 389	385	386	386	326	306	272	211	146	$ 83
2016 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	360	360	360	360	360	360	359	361	363
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	86,839
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 360	360	360	360	359	358	355	350	298
2016 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	592	591	597	618	615	621	637	655	667
IBNR & Expected Development on Reported Losses	$ 18
Cumulative Number of Reported Claims | Claim	79,173
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 560	552	547	536	502	463	388	305	183
2016 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	41	42	42	43	44	45	41	41	41
IBNR & Expected Development on Reported Losses	$ 1
Cumulative Number of Reported Claims | Claim	4,559
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 41	41	40	42	41	40	35	29	19
2016 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	450	449	445	472	457	458	459	443	441
IBNR & Expected Development on Reported Losses	$ 16
Cumulative Number of Reported Claims | Claim	19,828
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 432	436	430	428	374	353	276	114	$ 94
2017 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	394	394	394	394	395	398	399	393
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	106,058
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 394	393	393	393	393	391	384	321
2017 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	713	703	637	749	724	726	729	739
IBNR & Expected Development on Reported Losses	$ 35
Cumulative Number of Reported Claims | Claim	94,474
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 659	634	619	598	543	458	371	203
2017 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	67	67	71	75	73	68	66	64
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	7,835
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 68	67	66	65	59	49	38	24
2017 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	529	533	540	576	547	524	493	525
IBNR & Expected Development on Reported Losses	$ 7
Cumulative Number of Reported Claims | Claim	21,751
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 524	505	508	492	433	365	251	$ 201
2018 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	420	420	420	420	419	423	423
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	89,497
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 420	419	419	416	413	407	340
2018 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	675	661	688	741	757	788	798
IBNR & Expected Development on Reported Losses	$ 37
Cumulative Number of Reported Claims | Claim	97,252
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 614	599	585	550	489	392	216
2018 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	86	85	88	96	92	94	92
IBNR & Expected Development on Reported Losses	$ 4
Cumulative Number of Reported Claims | Claim	8,398
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 82	80	78	73	63	51	32
2018 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	610	600	585	579	556	563	460
IBNR & Expected Development on Reported Losses	$ 48
Cumulative Number of Reported Claims | Claim	23,784
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 553	510	494	430	366	298	$ 104
2019 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	416	416	416	415	418	425
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	86,169
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 416	415	413	409	402	341
2019 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	655	663	886	774	797	815
IBNR & Expected Development on Reported Losses	$ 35
Cumulative Number of Reported Claims | Claim	88,840
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 581	560	525	474	390	210
2019 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	87	85	84	96	98	105
IBNR & Expected Development on Reported Losses	$ 3
Cumulative Number of Reported Claims | Claim	9,194
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 82	79	75	64	52	31
2019 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	450	425	414	538	498	429
IBNR & Expected Development on Reported Losses	$ 56
Cumulative Number of Reported Claims | Claim	23,774
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 380	356	331	305	264	$ 103
2020 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	461	459	457	458	465
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	78,223
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 459	455	452	445	370
2020 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	669	647	646	684	742
IBNR & Expected Development on Reported Losses	$ 79
Cumulative Number of Reported Claims | Claim	75,291
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 513	450	388	317	176
2020 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	143	145	135	107	98
IBNR & Expected Development on Reported Losses	$ 13
Cumulative Number of Reported Claims | Claim	9,094
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 117	107	93	63	31
2020 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	517	475	404	448	461
IBNR & Expected Development on Reported Losses	$ 69
Cumulative Number of Reported Claims | Claim	22,592
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 375	312	249	195	$ 186
2021 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	513	514	515	510
IBNR & Expected Development on Reported Losses	$ 1
Cumulative Number of Reported Claims | Claim	78,859
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 510	508	500	411
2021 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	770	773	779	811
IBNR & Expected Development on Reported Losses	$ 139
Cumulative Number of Reported Claims | Claim	73,144
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 526	447	355	189
2021 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	153	150	150	128
IBNR & Expected Development on Reported Losses	$ 28
Cumulative Number of Reported Claims | Claim	9,903
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 111	97	84	34
2021 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	417	375	342	397
IBNR & Expected Development on Reported Losses	$ 115
Cumulative Number of Reported Claims | Claim	18,914
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 248	177	126	$ 72
2022 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	601	599	590
IBNR & Expected Development on Reported Losses	$ 4
Cumulative Number of Reported Claims | Claim	79,859
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 590	581	472
2022 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	876	890	918
IBNR & Expected Development on Reported Losses	$ 248
Cumulative Number of Reported Claims | Claim	68,478
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 500	394	208
2022 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	198	194	191
IBNR & Expected Development on Reported Losses	$ 48
Cumulative Number of Reported Claims | Claim	9,248
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 128	103	52
2022 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	317	304	288
IBNR & Expected Development on Reported Losses	$ 133
Cumulative Number of Reported Claims | Claim	17,526
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 114	82	$ 30
2023 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	716	726
IBNR & Expected Development on Reported Losses	$ 13
Cumulative Number of Reported Claims | Claim	91,921
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 685	568
2023 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,037	1,042
IBNR & Expected Development on Reported Losses	$ 346
Cumulative Number of Reported Claims | Claim	82,535
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 508	281
2023 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	156	171
IBNR & Expected Development on Reported Losses	$ 36
Cumulative Number of Reported Claims | Claim	8,417
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 98	56
2023 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	315	282
IBNR & Expected Development on Reported Losses	$ 190
Cumulative Number of Reported Claims | Claim	13,258
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 93	$ 21
2024 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	678
IBNR & Expected Development on Reported Losses	$ 60
Cumulative Number of Reported Claims | Claim	78,320
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 527
2024 | Casualty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	913
IBNR & Expected Development on Reported Losses	$ 509
Cumulative Number of Reported Claims | Claim	75,913
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 194
2024 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	155
IBNR & Expected Development on Reported Losses	$ 80
Cumulative Number of Reported Claims | Claim	6,487
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 43
2024 | Run-off and Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	238
IBNR & Expected Development on Reported Losses	$ 152
Cumulative Number of Reported Claims | Claim	9,260
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 28